Income Taxes - Summary of Current and Deferred Components of Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Expense Benefit Continuing Operations [Abstract]
Current tax	¥ 122,931,256	$ 18,840,039	¥ 197,233,190	¥ 153,947,310
Deferred tax	(12,472,054)	(1,911,426)	(7,665,373)	(1,228,642)
Total	¥ 110,459,202	$ 16,928,613	¥ 189,567,817	¥ 152,718,668